Credit Facilities, Long-Term Debt and Lease Liabilities - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Principal repayments	$ 3,653	$ 3,267
2023
Disclosure of detailed information about borrowings [line items]
Lease incentive	12
Cost
Disclosure of detailed information about borrowings [line items]
Principal repayments	3,563
Lease liabilities	135
Cost | 2023
Disclosure of detailed information about borrowings [line items]
Principal repayments	170
Lease liabilities	(7)
Cost | 2024
Disclosure of detailed information about borrowings [line items]
Principal repayments	527
Lease liabilities	4
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Principal repayments	142
Lease liabilities	4
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Principal repayments	177
Lease liabilities	3
Cost | 2027
Disclosure of detailed information about borrowings [line items]
Principal repayments	154
Lease liabilities	4
Cost | 2028
Disclosure of detailed information about borrowings [line items]
Principal repayments	2,393
Lease liabilities	$ 127